Note 17 - Deferred Income Tax and Social Contribution (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Applicable tax rate	28.87%	29.96%	29.18%
Tax credit related to tax losses	R$ 707.1	R$ 624.3
Tax loses carried forward in relation to credit	R$ 2,811.6	R$ 2,496.8
BRAZIL
Statement Line Items [Line Items]
Deferred taxes rate	25.00%
Social contribution rate	9.00%
ARGENTINA
Statement Line Items [Line Items]
Applicable tax rate			35.00%
Applicable tax rate, first two years after legislation changes		30.00%
Applicable tax rate, later than two years after legislation changes		25.00%
Applicable tax rate, later than three years after legislation changes	25.00%
Applicable tax rate, first three years after legislation changes	30.00%